Long-term Investment - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended					36 Months Ended
	Jun. 30, 2018	May 31, 2018	Feb. 28, 2007	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2010
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock				$ 4,715
Vastview Technology, Corp. (Vastview)
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock			$ 3,360
Cost method investment capital return							$ 46	$ 808
Recognized an impairment charges					$ 29				$ 2,462
Cashido Corp. (Cashido)
Schedule of Equity and Cost Investments [Line Items]
Cost method investment impairments other than temporary					$ 91	$ 13
ProGrade Digital, Inc. (ProGrade) | Preferred Stock
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock		$ 1,715
Deep Vision, Inc (Deep Vision)
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock	$ 3,000